OPERATING SEGMENTS - Goodwill and Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 9,022.1	$ 8,313.0
GFL Infrastructure
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets		177.3
Gross Revenue
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	9,022.1	8,135.7
Solid Waste | Gross Revenue | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	2,079.6	1,934.7
Solid Waste | Gross Revenue | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	6,046.2	5,328.8
Environmental Services | Gross Revenue
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 896.3	$ 872.2